FT Vest Emerging Markets Buffer ETF - December Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest Emerging Markets Buffer ETF - December | FT Vest Emerging Markets Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	21.43%